Consolidated Statements of Income - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Oct. 31, 2020	Nov. 02, 2019	Oct. 31, 2020	Nov. 02, 2019	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
Net Sales		$ 1,349,076	$ 1,145,203	$ 4,091,797	$ 3,459,405
COST OF GOODS SOLD		908,565	782,781	2,856,840	2,398,783
GROSS MARGIN		440,511	362,422	1,234,957	1,060,622
Selling, general and administrative expenses		358,955	309,246	955,591	923,418
OPERATING INCOME		81,556	53,176	279,366	137,204
Interest expense, net		22,399	24,585	70,487	77,171
GAIN ON EARLY RETIREMENT OF DEBT, NET				(7,831)	(42,265)
OTHER (INCOME) EXPENSE, NET		764	(467)	(857)	(1,921)
INCOME BEFORE INCOME TAXES		58,393	29,058	217,567	104,219
INCOME TAX (BENEFIT) EXPENSE		(1,193)	506	325	1,914
NET INCOME		$ 59,586	$ 28,552	$ 217,242	$ 102,305
EARNINGS PER COMMON SHARE:
BASIC (in dollars per share)	[1]	$ 0.78	$ 0.39	$ 2.94	$ 1.41
DILUTED (in dollars per share)	[1]	$ 0.74	$ 0.38	$ 2.82	$ 1.37
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
BASIC (in shares)	[1]	76,771,000	72,484,000	73,908,000	72,480,000
DILUTED (in shares)	[1]	80,714,000	75,201,000	77,171,000	74,766,000
New Academy Holding Company, LLC
Net Sales						$ 4,829,897	$ 4,783,893	$ 4,835,582
COST OF GOODS SOLD						3,398,743	3,415,941	3,436,618
GROSS MARGIN			$ 362,422			1,431,154	1,367,952	1,398,964
Selling, general and administrative expenses			309,246			1,251,733	1,239,002	1,241,643
OPERATING INCOME			53,176			179,421	128,950	157,321
Interest expense, net			24,585			101,307	108,652	104,857
GAIN ON EARLY RETIREMENT OF DEBT, NET						(42,265)		(6,294)
OTHER (INCOME) EXPENSE, NET						(2,481)	(3,095)	(2,524)
INCOME BEFORE INCOME TAXES						122,860	23,393	61,282
INCOME TAX (BENEFIT) EXPENSE						2,817	1,951	2,781
NET INCOME			$ 28,552			$ 120,043	$ 21,442	$ 58,501
EARNINGS PER COMMON SHARE:
BASIC (in dollars per share)						$ 0.53	$ 0.09	$ 0.26
DILUTED (in dollars per share)						$ 0.51	$ 0.09	$ 0.25
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
BASIC (in shares)						228,303,750	228,160,508	227,942,148
DILUTED (in shares)						235,609,118	236,873,973	236,804,721
Unaudited pro forma Financial Information
Income before income taxes						$ 122,860
Pro forma income tax expense						32,918
Pro forma net income						$ 89,942
Pro forma earnings Earnings per share
BASIC (in dollars per share)						$ 1.08
DILUTED (in dollars per share)						$ 1.05
Pro forma weighted average shares outstanding
BASIC (in shares)						83,012,535
DILUTED (in shares)						85,331,699

[1]	See Retrospective Presentation of Ownership Exchange in Note 2